Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings (Loss) Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share

	2016		2015	2014
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	(54,483)	(7,847)	(69,065)	(71,327)

Weighted average number of ordinary shares outstanding	3,265,837	3,265,837	13,062,500	13,062,500

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	3,265,837	3,265,837	13,062,500	13,062,500

Basic and diluted earnings (loss) per share	(16.68)	(2.40)	(5.29)	(5.46)